Note 11 - Deposits - Certificate Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Remaining term to maturity	$ 112,924	$ 110,803
Total certificates, weighted average rate	1.32%	0.94%
One to Six Months [Member]
Remaining term to maturity	$ 39,004	$ 28,133
Total certificates, weighted average rate	1.23%	0.54%
Seven to Twelve Months [Member]
Remaining term to maturity	$ 36,711	$ 37,439
Total certificates, weighted average rate	1.29%	0.95%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity	$ 33,941	$ 39,382
Total certificates, weighted average rate	1.46%	1.14%
Over Thirty Six Months [Member]
Remaining term to maturity	$ 3,268	$ 5,849
Total certificates, weighted average rate	1.44%	1.28%